Share-based payments reserve (Details 5)	12 Months Ended
Aug. 31, 2025 $ / shares
Notes and other explanatory information [abstract]
Grant-date share price	$ 0.30
Weighted average grant-date fair value	0.15
Exercise price	$ 0.36
Risk-free interest rates	4.38%
Expected life of stock options (in years)	5 years
Expected volatility of share price	60.00%
Expected dividend yield	0.00%